Provision for decommissioning costs (Tables)	12 Months Ended
Dec. 31, 2023
Provision For Decommissioning Costs
Schedule of provision for decommissioning costs by producing area

	12.31.2023	12.31.2022
Onshore	447	418
Shallow waters	6,253	4,399
Deep and ultra-deep post-salt	10,872	9,988
Pre-salt	5,630	3,795
Total	23,202	18,600

Schedule of changes in the provision for decommissioning costs are presented

Non-current liabilities	2023	2022
Opening balance	18,600	15,619
Adjustment to provision	3,821	3,484
Transfers related to liabilities held for sale (1)	(339)	(1,258)
Use of provisions	(1,227)	(854)
Interest accrued	837	476
Others	(8)	(5)
Translation adjustment	1,519	1,138
Closing balance	23,203	18,600
Current	2,032	−
Non-current	21,171	18,600

Schedule of sensitivities in this key assumption

Sensitivity to the discount rate (1)	Effects on provision for decommissioning costs	Effects on carrying amounts of assets	Effects on other income and expenses
Increase of 0.5 percentage points	(1,462)	(1,331)	(130)
Decrease of 0.5 percentage points	1,615	1,486	130
(1) It includes liabilities held for sale.

Schedule of due date estimates for the obligations

Maturity	2024	2025	2026	2027	2028	2029 onwards	12.31.2023
Provision for decommissioning costs	2,032	2,095	2,031	2,283	1,952	12,810	23,203